Condensed Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Temporary equity, par value (USD per share)	$ 0.0001	$ 0.0001
Temporary equity, shares subject to possible redemption (in shares)	36,367,609	34,196,599
Temporary equity redemption price per share (USD per share)	$ 10.00	$ 10.00
Preference shares, par value (USD per share)	$ 0.0001	$ 0.0001
Preference shares, authorized (in shares)	1,000,000	1,000,000
Preference shares, issued (in shares)	0	0
Preference shares, outstanding (in shares)	0	0
Common Class A
Common stock, par value (USD per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	200,000,000	200,000,000
Common stock, issued(in shares)	5,032,391	7,203,401
Common stock, outstanding (in shares)	5,032,391	7,203,401
Common stock, shares subject to possible redemption (in shares)	36,367,609	34,196,599
Common Class B
Common stock, par value (USD per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	20,000,000	20,000,000
Common stock, issued(in shares)	10,350,000	10,350,000
Common stock, outstanding (in shares)	10,350,000	10,350,000